Short Term Debt - Summary of Short-Term Debt (Details) (Parenthetical) - USD ($)																								3 Months Ended	12 Months Ended
	Dec. 28, 2017	Sep. 19, 2017	Jul. 20, 2017	Jul. 05, 2017	Jul. 02, 2017	Apr. 25, 2017	Apr. 21, 2017	Apr. 05, 2017	Mar. 31, 2017	Dec. 19, 2016	Dec. 02, 2016	Nov. 21, 2016	Nov. 02, 2016	Jun. 02, 2016	Jun. 02, 2016	Mar. 02, 2016	Jan. 21, 2016	Jan. 06, 2016	Jan. 04, 2016	Feb. 02, 2015	Nov. 17, 2014	Aug. 26, 2014	Jun. 27, 2014	Apr. 20, 2016	Dec. 31, 2017	Dec. 31, 2016	Jun. 23, 2017	Jun. 16, 2017	Jun. 09, 2017
Proceeds from short term debt																									$ 215,000	$ 1,088,000
Debt principal amount																									35,000			$ 30,000
Warrant exercise price per share			$ 0.08	$ 0.08																							$ 0.04		$ 0.05
Debt Principal payment				$ 50,000	$ 25,000											$ 30,000	$ 75,500	$ 50,890	$ 75,000
Amortized debt issuance cost																									$ 2,699	$ 4,303
Debt periodic payment																	80,000			$ 8,125	$ 8,125	$ 8,125	$ 8,125
Debt interest payment				$ 616	$ 308				$ 228								$ 10,320	$ 1,229	$ 7,564
Common stock conversion price per share			$ 0.04	$ 0.04
Stock issued during period, shares				1,265,411	632,706
Short Term Debt Six [Member]
Advanced amount											$ 267,000
Short-term Debt One [Member] | SK L-58, LLC [Member]
Proceeds from short term debt	$ 80,000
Debt interest rate	5.00%
Debt principal amount	$ 90,000
Short term debt maturity date	Feb. 26, 2018
Warrant exercise price per share	$ 0.03
Debt Principal payment	$ 50,000
Debt default rate	18.00%
Amortized debt issuance cost	$ 10,000
Number of additional warrants issued during the period	10,000,000
Cancellation of warrant exchange price	$ 1
Short-term Debt Two [Member] | SK L-58, LLC [Member]
Proceeds from short term debt		$ 50,000
Debt interest rate		5.00%
Debt principal amount		$ 50,000
Short term debt maturity date		Nov. 03, 2017
Warrant exercise price per share		$ 0.05
Number of detachable warrants to acquire shares of common stock		1,000,000
Short-term Debt Three [Member]
Proceeds from short term debt						$ 10,000
Debt interest rate						24.00%
Short term debt maturity date						May 31, 2017
Debt Principal payment						$ 10,000
Debt periodic payment						10,200
Debt interest payment						$ 200
Short-term Debt Four [Member]
Proceeds from short term debt							$ 25,000
Debt interest rate							5.00%
Debt principal amount							$ 25,000
Short term debt maturity date							Jul. 20, 2017
Warrant exercise price per share							$ 0.08
Debt Principal payment			$ 25,000
Debt interest payment			$ 308
Common stock conversion price per share							0.04
Stock issued during period, shares			632,706
Short-term Debt Four [Member] | Maximum [Member]
Warrant exercise price per share							$ 0.16
Short-term Debt Five [Member]
Proceeds from short term debt								$ 50,000
Debt interest rate								5.00%
Debt principal amount								$ 50,000
Short term debt maturity date								Jul. 05, 2017
Warrant exercise price per share								$ 0.08
Debt Principal payment				$ 50,000
Debt interest payment				$ 616
Common stock conversion price per share								0.04
Stock issued during period, shares				1,265,411
Short-term Debt Five [Member] | Maximum [Member]
Warrant exercise price per share								$ 0.16
Short Term Debt Six [Member]
Advanced amount										$ 266,000		$ 267,000	$ 125,000
Short Term Debt Six [Member] | PNTV Investors Note [Member]
Advanced amount													$ 25,000
Short Term Debt Six [Member] | SK L-43, LLC [Member]
Warrant to purchase of common stock												92,500,002
Warrant average closing price percentage												125.00%
Short Term Debt Six [Member] | SK L-43, LLC [Member] | Pre-Advance Closing Average [Member]
Warrant average closing price percentage												80.00%
Short Term Debt Six [Member] | SK L-43, LLC [Member] | Post-Advance Closing Average [Member]
Warrant average closing price percentage												125.00%
Short Term Debt Six [Member] | SK L-43, LLC [Member] | April 1, 2017 and May 1, 2017 [Member]
Warrant to purchase of common stock												42,857,142
Additional loan												$ 1,500,000
Short Term Debt Six [Member] | SK L-43, LLC [Member] | Letter Agreement [Member]
Debt interest rate												5.00%
Debt principal amount												$ 925,000
Debt maturity year												2 years
Short Term Debt Six [Member] | SK L-43, LLC [Member] | Letter Agreement [Member] | April 1, 2017 and May 1, 2017 [Member]
Debt principal amount												$ 1,500,000
Short Term Debt Six [Member] | SK L-43, LLC [Member] | Maximum [Member]
Warrant exercise price per share												$ 0.06
Short Term Debt Six [Member] | SK L-43, LLC [Member] | Minimum [Member]
Warrant exercise price per share												$ 0.03
Short-term Debt Seven [Member]
Proceeds from short term debt																								$ 143,000
Short-term Debt Seven [Member] | Stock Options [Member]
Short term debt maturity date																									Jul. 01, 2016
Warrant exercise price per share														$ 0.01	$ 0.01										$ 0.08
Debt default rate														10.00%
Number of detachable warrants to acquire shares of common stock														5,000,000	5,000,000										3,000,000
Options fair value														$ 6,996
Short-term Debt Seven [Member] | First ZG Note [Member]
Debt interest rate														4.00%	4.00%
Short term debt maturity date															Jan. 03, 2017